Federated Hermes Capital Income Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—42.3%
		Communication Services—4.0%
3,910	[1]	Alphabet, Inc., Class A	$11,315,344
120,543		Comcast Corp., Class A	7,314,549
26,978	[1]	Facebook, Inc.	10,234,914
90,000		Shenandoah Telecommunications Co.	2,684,700
18,443	[1]	T-Mobile USA, Inc.	2,527,060
38,272	[1]	Walt Disney Co.	6,938,714
		TOTAL	41,015,281
		Consumer Discretionary—4.0%
4,068	[1]	Amazon.com, Inc.	14,119,174
115,556	[1]	General Motors Co.	5,663,399
72,729	[1]	Las Vegas Sands Corp.	3,244,441
120,662		Levi Strauss & Co.	3,162,551
11,455		McDonald’s Corp.	2,720,104
22,287	[1]	PVH Corp.	2,335,455
37,181	[1]	Royal Caribbean Cruises Ltd.	3,075,984
62,908		Steven Madden Ltd.	2,545,887
14,360		Target Corp.	3,546,633
		TOTAL	40,413,628
		Consumer Staples—2.4%
244,285		Kraft Heinz Co./The	8,791,817
31,590		Procter & Gamble Co.	4,498,100
59,961		The Coca-Cola Co.	3,376,404
51,510		WalMart, Inc.	7,628,631
		TOTAL	24,294,952
		Energy—3.3%
94,809		Chevron Corp.	9,174,667
113,327		ConocoPhillips	6,293,048
124,751		Exxon Mobil Corp.	6,801,425
183,235		Schlumberger Ltd.	5,137,909
91,421		Valero Energy Corp.	6,062,127
		TOTAL	33,469,176
		Financials—7.9%
54,466		American International Group, Inc.	2,971,665
198,941		Bank of America Corp.	8,305,787
66,093		Capital One Financial Corp.	10,969,455
173,183		Citizens Financial Group, Inc.	7,583,684
18,263		Everest Re Group Ltd.	4,837,869
124,814		Fifth Third Bancorp	4,850,272
23,832		Goldman Sachs Group, Inc.	9,854,770
46,897		JPMorgan Chase & Co.	7,501,175
53,370		LPL Investment Holdings, Inc.	7,890,754
24,826		Signature Bank	6,438,127
189,602		Wells Fargo & Co.	8,664,811
		TOTAL	79,868,369
		Health Care—5.6%
15,695		Abbott Laboratories	1,983,377
11,178		Eli Lilly & Co.	2,887,166
56,597	[1]	Halozyme Therapeutics, Inc.	2,376,508
52,066	[1]	Horizon Therapeutics PLC	5,627,814

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
60,241		Johnson & Johnson	$10,429,524
18,221		McKesson Corp.	3,719,635
39,127		Medtronic PLC	5,222,672
90,381		Merck & Co., Inc.	6,895,166
10,708		Thermo Fisher Scientific, Inc.	5,942,405
23,614		UnitedHealth Group, Inc.	9,829,800
14,800		Zimmer Biomet Holdings, Inc.	2,226,660
		TOTAL	57,140,727
		Industrials—4.8%
9,463	[1]	Boeing Co.	2,077,128
44,372		Eaton Corp. PLC	7,470,470
7,877		FedEx Corp.	2,092,840
84,423		General Electric Co.	8,899,028
36,779		Honeywell International, Inc.	8,529,418
47,302	[1]	Ingersoll-Rand, Inc.	2,507,952
35,256		Jacobs Engineering Group, Inc.	4,758,150
22,097		TransUnion	2,685,448
21,613		Union Pacific Corp.	4,686,563
32,313	[1]	United Airlines Holdings, Inc.	1,502,878
11,155	[1]	United Rentals, Inc.	3,933,811
		TOTAL	49,143,686
		Information Technology—6.9%
28,604		Analog Devices, Inc.	4,661,022
104,642		Apple, Inc.	15,887,795
46,564		Fidelity National Information Services, Inc.	5,949,482
38,141		Intel Corp.	2,061,902
16,828		Microchip Technology, Inc.	2,648,054
40,436		Micron Technology, Inc.	2,980,133
52,594		Microsoft Corp.	15,877,077
8,931		NXP Semiconductors NV	1,921,326
11,908	[1]	PayPal Holdings, Inc.	3,437,363
28,287	[1]	Salesforce.com, Inc.	7,503,693
30,492		Visa, Inc., Class A	6,985,717
		TOTAL	69,913,564
		Materials—1.3%
129,206	[1]	Cleveland-Cliffs, Inc.	3,032,465
34,642		Crown Holdings, Inc.	3,803,345
86,633		Freeport-McMoRan, Inc.	3,152,575
10,252		Linde PLC	3,225,177
		TOTAL	13,213,562
		Real Estate—1.7%
4,697		Equinix, Inc.	3,961,684
80,877		Invitation Homes, Inc.	3,330,515
79,634		National Retail Properties, Inc.	3,791,375
19,539		ProLogis, Inc.	2,631,122
232,261		RLJ Lodging Trust	3,351,526
		TOTAL	17,066,222
		Utilities—0.4%
53,146		NextEra Energy, Inc.	4,463,732
		TOTAL COMMON STOCKS (IDENTIFIED COST $344,980,056)	430,002,899
		PREFERRED STOCKS—5.2%
		Consumer Discretionary—0.5%
26,800		Aptiv PLC, Conv. Pfd., Series A, 5.500%, 6/15/2023, Annual Dividend $5.50	4,609,600

Shares or Principal Amount		Value
	PREFERRED STOCKS—continued
	Health Care—1.9%
48,193	Avantor, Inc., Conv. Pfd., Series A, 6.250%, 5/15/2022, Annual Dividend $3.12	$5,849,666
50,000	Becton Dickinson & Co., Conv. Pfd., 6.000%, 6/1/2023, Annual Dividend $3.00	2,732,500
2,950	Danaher Corp., Conv. Pfd., Series A, 4.750%, 4/15/2022, Annual Dividend $47.50	6,404,480
73,991	Elanco Animal Health, Inc., Conv. Bond, 5.000%, 2/1/2023, Annual Dividend $2.50	3,837,173
	TOTAL	18,823,819
	Industrials—0.2%
25,000	Clarivate PLC, Conv. Pfd., 5.250%, 6/1/2024, Annual Dividend $5.25	2,389,750
	Information Technology—0.8%
5,400	Broadcom, Inc., Conv. Pfd., 8.000%, 9/30/2022, Annual Dividend $80.00	8,522,550
	Utilities—1.8%
45,336	AES Corp., Conv. Bond, 6.875%, 2/15/2024, Annual Dividend $6.88	4,501,411
58,380	American Electric Power Co., Inc., Conv. Pfd., 6.125%, 3/15/2022, Annual Dividend $3.	2,972,710
39,243	Dominion Energy, Inc., Conv. Pfd., 7.250%, 6/1/2022, Annual Dividend $7.25	3,926,655
59,953	Essential Utilities, Inc., Conv. Pfd., 6.000%, 4/30/2022, Annual Dividend $3.00	3,665,526
69,188	Southern Co., Conv. Pfd., 6.750%, 8/1/2022, Annual Dividend $3.38	3,653,818
	TOTAL	18,720,120
	PREFERRED STOCKS (IDENTIFIED COST $41,607,554)	53,065,839
	CORPORATE BONDS—3.8%
	Basic Industry - Chemicals—0.0%
$ 175,000	Albemarle Corp., 4.150%, 12/1/2024	191,213
	Basic Industry - Metals & Mining—0.0%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	206,094
75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	75,299
35,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.875%, 4/27/2051	37,846
	TOTAL	319,239
	Capital Goods - Aerospace & Defense—0.2%
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	219,516
150,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	154,319
225,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	244,305
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	31,296
320,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	348,711
50,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	54,178
130,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	149,299
300,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	320,706
170,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	185,908
	TOTAL	1,708,238
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	44,053
180,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	195,677
85,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	88,705
40,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	41,983
	TOTAL	370,418
	Capital Goods - Construction Machinery—0.0%
200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	198,765
240,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	267,860
	TOTAL	466,625
	Capital Goods - Diversified Manufacturing—0.1%
125,000	General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	140,661
50,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	52,281
90,000	Valmont Industries, Inc., 5.250%, 10/1/2054	115,515
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	30,717
60,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	64,021

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 95,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	$96,677
	TOTAL	499,872
	Communications - Cable & Satellite—0.1%
95,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	112,605
150,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	153,825
105,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	108,677
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	440,045
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	219,780
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	223,276
	TOTAL	1,258,208
	Communications - Media & Entertainment—0.1%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	46,456
150,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	178,315
135,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	159,053
145,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	152,391
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	102,498
150,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	181,484
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	46,260
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	53,959
	TOTAL	920,416
	Communications - Telecom Wireless—0.1%
175,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	193,043
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	197,276
75,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	84,125
40,000	T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	48,016
	TOTAL	522,460
	Communications - Telecom Wirelines—0.1%
200,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	200,399
200,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	202,707
85,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	90,851
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	245,694
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	188,514
190,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	196,413
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	119,741
206,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	269,283
	TOTAL	1,513,602
	Consumer Cyclical - Automotive—0.1%
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	122,795
75,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	88,503
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	61,446
50,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	51,186
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.125%, 5/12/2023	208,359
	TOTAL	532,289
	Consumer Cyclical - Retailers—0.1%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	167,214
150,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	164,629
70,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	82,646
250,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	331,459
200,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	214,104
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	164,382
95,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	92,246
	TOTAL	1,216,680

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—0.1%
$ 200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	$196,908
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	224,545
150,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	152,758
150,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	177,707
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	87,046
	TOTAL	838,964
	Consumer Non-Cyclical - Food/Beverage—0.2%
250,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	319,540
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	157,265
45,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	50,684
50,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	50,597
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	215,994
150,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	201,285
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	174,231
50,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	51,865
75,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	89,335
150,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	152,959
150,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	163,342
	TOTAL	1,627,097
	Consumer Non-Cyclical - Health Care—0.0%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	55,202
55,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	59,639
200,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	217,053
35,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	38,665
	TOTAL	370,559
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
435,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	475,802
200,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	206,930
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	255,767
135,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.750%, 9/2/2027	135,417
	TOTAL	1,073,916
	Consumer Non-Cyclical - Products—0.0%
100,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	111,022
	Consumer Non-Cyclical - Supermarkets—0.0%
100,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	122,067
	Consumer Non-Cyclical - Tobacco—0.1%
110,000	Altria Group, Inc., Sr. Unsecd. Note, 2.450%, 2/4/2032	107,575
85,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	82,707
320,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	437,059
	TOTAL	627,341
	Energy - Independent—0.1%
280,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	318,582
300,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	336,517
145,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	181,264
	TOTAL	836,363
	Energy - Integrated—0.1%
150,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	166,526
300,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	337,665
205,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	245,478
	TOTAL	749,669
	Energy - Midstream—0.1%
205,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	237,259
155,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	167,974
80,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	102,401

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 150,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	$162,873
250,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	307,585
200,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	228,302
230,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	256,095
	TOTAL	1,462,489
	Energy - Refining—0.0%
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	155,021
	Financial Institution - Banking—0.8%
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	414,323
200,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	211,949
500,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	546,710
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	203,389
125,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	134,245
350,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	357,685
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	871,418
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	277,275
250,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	275,688
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	230,677
80,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	81,267
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 4/1/2025	541,606
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	333,470
250,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	278,154
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	258,257
150,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	165,899
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	667,453
300,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	350,030
350,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	431,025
150,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	152,098
150,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	145,359
210,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	218,186
550,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	594,896
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	106,402
	TOTAL	7,847,461
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	51,070
	Financial Institution - Finance Companies—0.1%
60,000	Astrazeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	61,997
365,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	443,593
	TOTAL	505,590
	Financial Institution - Insurance - Life—0.1%
200,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	224,180
150,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	187,881
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	269,227
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	397,232
150,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	193,645
	TOTAL	1,272,165
	Financial Institution - Insurance - P&C—0.1%
89,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	94,713
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	445,774
	TOTAL	540,487
	Financial Institution - REIT - Apartment—0.1%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	216,035
40,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	42,692
250,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	268,921

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$ 150,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	$146,595
	TOTAL	674,243
	Financial Institution - REIT - Healthcare—0.0%
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	228,354
110,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	114,882
	TOTAL	343,236
	Financial Institution - REIT - Office—0.0%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	124,915
300,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	351,406
	TOTAL	476,321
	Financial Institution - REIT - Other—0.0%
115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	128,500
	Financial Institution - REIT - Retail—0.0%
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	182,120
	Technology—0.2%
100,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	112,582
75,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	79,661
35,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	36,503
155,000	Dell International LLC / EMC Corp., Sec. Fac. Bond, 5.850%, 7/15/2025	181,198
135,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	142,084
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	228,327
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	164,947
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	284,049
50,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	51,615
250,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	267,574
20,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	20,332
155,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	177,249
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	39,969
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	34,798
100,000	Vontier Corp., Sr. Unsecd. Note, 144A, 1.800%, 4/1/2026	100,236
	TOTAL	1,921,124
	Technology Services—0.0%
40,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	42,074
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	41,198
	TOTAL	83,272
	Transportation - Airlines—0.3%
2,000,000	American Airlines Group, Inc., Conv. Bond, 6.500%, 7/1/2025	2,999,400
40,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	42,720
65,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	73,705
	TOTAL	3,115,825
	Transportation - Railroads—0.0%
105,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	112,689
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	67,442
	TOTAL	180,131
	Transportation - Services—0.1%
200,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	232,774
120,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	121,935
135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	148,571
	TOTAL	503,280
	Utility - Electric—0.3%
85,000	Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	91,073
75,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	77,131
150,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	155,926
300,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	423,627

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 290,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	$316,569
80,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	96,251
280,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	346,287
230,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	242,633
150,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.900%, 6/15/2028	152,204
130,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	158,597
150,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	160,365
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	322,878
45,000		Puget Energy, Inc., Sec. Fac. Bond, 144A, 2.379%, 6/15/2028	45,621
175,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	185,920
280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	310,881
		TOTAL	3,085,963
		Utility - Natural Gas—0.0%
150,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	173,363
250,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	312,399
		TOTAL	485,762
		TOTAL CORPORATE BONDS (IDENTIFIED COST $34,305,132)	38,890,318
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.0%
		Agency Commercial Mortgage-Backed Securities—0.3%
1,025,000		FHLMC REMIC, Series K054, Class A2, 2.745%, 1/25/2026	1,103,140
991,018		FHLMC REMIC, Series K105, Class A1, 1.536%, 3/25/2053	1,004,750
600,000		FHLMC REMIC, Series K109, Class A2, 1.558%, 4/25/2030	608,394
		TOTAL	2,716,284
		Commercial Mortgage—0.7%
875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	1,015,370
1,225,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,441,936
2,000,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	2,303,009
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	442,824
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	2,179,887
		TOTAL	7,383,026
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,368,861)	10,099,310
		WARRANT—0.1%
		Materials—0.1%
4,803	[1]	Hercules, Inc., Warrants, Expiration Date 3/31/2029 (IDENTIFIED COST $0)	351,301
		INVESTMENT COMPANIES—47.2%
3,235,544		Bank Loan Core Fund	31,255,355
12,590,233		Emerging Markets Core Fund	129,427,595
31,158,175		High Yield Bond Core Fund	199,723,899
11,996,307		Mortgage Core Fund	118,883,407
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $496,396,800)	479,290,256
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $926,658,403)	1,011,699,923
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	4,443,829
		TOTAL NET ASSETS—100%	$1,016,143,752

At August 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Notes 2-Year Long Futures	277	$61,030,891	December 2021	$40,485
Short Futures:
[1]United States Treasury Notes 5-Year Short Futures	116	$14,351,375	December 2021	$(32,886)
[1]United States Treasury Notes 10-Year Short Futures	95	$12,678,047	December 2021	$(17,997)
[1]United States Treasury Notes 10-Year Ultra Short Futures	64	$9,473,000	December 2021	$5,850
[1]United States Treasury Ultra Bond Short Futures	18	$3,551,062	December 2021	$13,624
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$9,076
The average notional value of long and short futures contracts held by the Fund throughout the period was $106,163,502 and $57,267,982, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2021 the Fund had no outstanding Swap Contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $4,050,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2021 the Fund had no outstanding Written or Purchased Option Contracts.
The average market value of written put and call options held by the Fund throughout the period was $290,580 and $54,364, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $556,198 and $18,860, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2021, were as follows:
Affiliates	Value as of 11/30/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$15,220,872	$15,761,737	$—
Emerging Markets Core Fund	$142,001,331	$3,000,000	$(15,700,000)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	$—	$168,979,254	$(168,979,347)
High Yield Bond Core Fund	$211,199,413	$5,000,000	$(21,500,000)
Mortgage Core Fund	$133,198,273	$1,500,000	$(14,000,000)
TOTAL OF AFFILIATED TRANSACTIONS	$501,619,889	$194,240,991	$(220,179,347)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2021	Shares Held as of 8/31/2021	Dividend Income
$272,746	$—	$31,255,355	3,235,544	$761,710
$(379,618)	$505,882	$129,427,595	12,590,233	$6,353,101
$—	$93	$—	—	$1,638
$3,997,086	$1,027,400	$199,723,899	31,158,175	$8,596,353
$(1,982,030)	$167,164	$118,883,407	11,996,307	$2,132,218
$1,908,184	$1,700,539	$479,290,256	58,980,259	$17,845,020

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$393,483,678	$—	$—	$393,483,678
International	36,519,221	—	—	36,519,221
Preferred Stocks
Domestic	42,139,834	—	—	42,139,834
International	10,926,005	—	—	10,926,005
Debt Securities:
Corporate Bonds	—	38,890,318	—	38,890,318
Commercial Mortgage-Backed Securities	—	10,099,310	—	10,099,310
Warrant	—	351,301	—	351,301
Investment Companies	479,290,256	—	—	479,290,256
TOTAL SECURITIES	$962,358,994	$49,340,929	$—	$1,011,699,923
Other Financial Instruments:[1]
Assets	$59,959	$—	$—	$59,959
Liabilities	(50,883)	—	—	(50,883)
TOTAL OTHER FINANCIAL INSTRUMENTS	$9,076	$—	$—	$9,076

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit